UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06512

BlackRock Insured Municipal Term Trust, Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal Term Trust, Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock Insured Municipal Term Trust (BMT)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—130.6%
			Alabama—0.9%
AAA	$ 1,000		Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	$ 1,043,450
AAA	1,410		Fed. Hwy. Fin. Auth. Grant Antic. Notes, Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	1,481,684

					2,525,134

			Alaska—8.1%
			Anchorage, GO, Ser. B,
AAA	14,345		4.125%, 7/01/11, MBIA	No Opt. Call	14,814,369
AAA	6,000		4.625%, 7/01/10, FGIC	No Opt. Call	6,329,640
AAA	1,260		Univ. of Alaska, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,282,390

					22,426,399

			Arizona—3.1%
AAA	1,030		Mesa, GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,049,230
AAA	6,340		Pima Cnty. Str. & Hwy., 4.25%, 7/01/11, FGIC	07/08 @ 101	6,520,690
AAA	1,000		St. Univ., 4.20%, 7/01/11, FGIC	No Opt. Call	1,039,760

					8,609,680

			Arkansas—0.2%
AAA	500		Little Rock Cap. Impvt., 4.00%, 4/01/11, FSA	No Opt. Call	513,390

			California—6.8%
AAA	145		California, GO, 6.80%, 11/01/10, FGIC	05/05 @ 102	146,872
AAA	6,100	[3]	Contra Costa Trans. Auth. Sales Tax Rev., 6.50%, 3/01/09, FGIC	ETM	6,559,574
			Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A,
AAA	5,000		3.60%, 5/01/10, AMBAC	No Opt. Call	5,077,950
AAA	3,500		3.70%, 5/01/11, MBIA	No Opt. Call	3,556,385
AAA	3,065		Los Angeles Cnty., Asset Leasing Corp. Proj., 4.05%, 12/01/10, AMBAC	No Opt. Call	3,475,434

					18,816,215

			Colorado—1.2%
AAA	3,245		Weld Cnty. Sch. Dist. No. 6, 3.75%, 12/01/10, FSA	No Opt. Call	3,301,268

			Delaware—0.4%
AAA	1,015		Delaware River & Bay Auth., 3.75%, 1/01/11, MBIA	No Opt. Call	1,029,443

			District of Columbia—4.0%
AAA	10,000		Dist. of Columbia, GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	10,990,700

			Florida—0.9%
AAA	2,320		Tampa Wtr. & Swr., 5.50%, 10/01/10, FSA	No Opt. Call	2,547,406

			Hawaii—4.6%
AAA	11,080	[4]	Hawaii, GO, Ser. CN, 5.25%, 3/01/07, FGIC	N/A	11,651,728
AAA	1,000		Univ. of Hawaii, Univ. Sys., 3.875%, 7/15/10, FGIC	No Opt. Call	1,024,300

					12,676,028

			Illinois—16.7%
			Chicago Park Dist. Pkg. Rev., GO, Ser. A,
AAA	3,120		3.50%, 1/01/10, FGIC	No Opt. Call	3,135,787
AAA	3,695		4.00%, 1/01/11, FGIC	No Opt. Call	3,786,119
			Chicago, GO, Ser. A,
AAA	4,000		4.375%, 1/01/11, AMBAC	No Opt. Call	4,169,920
AAA	1,790		5.00%, 1/01/11, MBIA	No Opt. Call	1,919,184
AAA	1,000		Du Page & Cook Cntys. Sch. Dist., GO, 4.50%, 1/01/11, FGIC	No Opt. Call	1,048,420
AAA	1,750		Du Page & Will Cntys. Sch. Dist., GO, 4.25%, 12/30/10, FGIC	No Opt. Call	1,819,020
			Du Page Cnty. Forest Presvtn. Dist.,
AAA	5,000		Zero Coupon, 11/01/10	No Opt. Call	4,143,300
AAA	11,965		Zero Coupon, 11/01/11	No Opt. Call	9,486,091
AAA	2,580		Edl. Fac. Auth., 4.10%, 7/01/13, FGIC	01/05 @ 101	2,595,687
			Illinois, GO, Ser. 1,
AAA	1,500		4.50%, 2/01/11, FGIC	No Opt. Call	1,576,665
AAA	2,000		4.50%, 4/01/11, FSA	No Opt. Call	2,103,160
AAA	4,000		5.25%, 2/01/11, FGIC	No Opt. Call	4,349,160
AAA	2,265		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	2,320,855

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(continued)
AAA	$ 1,500		Lake Cnty. Cmnty. Cons. Sch. Dist. Number 050 Woodland Sch. Proj., 3.625%, 1/01/11, FGIC	No Opt. Call	$ 1,510,275
AAA	1,025		Orland Park, GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	1,028,813
AAA	1,075		Rockford Sch. Dist., GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,117,441

					46,109,897

			Indiana—4.0%
			Indianapolis Loc. Pub. Impvt. Bond Bank Wtr. Wks. Proj., Ser. A,
AAA	2,085		4.25%, 7/01/10, MBIA	No Opt. Call	2,166,503
AAA	2,815		4.375%, 1/01/11, MBIA	No Opt. Call	2,933,202
AAA	2,950		4.375%, 7/01/11, MBIA	No Opt. Call	3,084,579
AAA	2,635		Mun. Pwr. Agcy. Pwr. Sply. Sys., Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,761,295

					10,945,579

			Kansas—0.8%
			Dev. Fin. Auth. Pub. Wtr. Sply.
AAA	1,025		4.125%, 4/01/10, AMBAC	No Opt. Call	1,057,851
AAA	1,000		4.25%, 4/01/11, AMBAC	No Opt. Call	1,038,170

					2,096,021

			Kentucky—3.8%
AAA	12,675		Econ. Dev. Fin. Sys. Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	10,504,787

			Louisiana—1.8%
AAA	5,000		Pub. Facs. Auth. Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	5,082,850

			Michigan—2.4%
			Detroit, GO,
AAA	1,580		4.00%, 4/01/10, MBIA	No Opt. Call	1,626,452
AAA	1,955		4.00%, 4/01/11, MBIA	No Opt. Call	2,010,307
AAA	70		Mun. Bd. Auth., Ser. A, 6.50%, 11/01/12, MBIA	01/05 @ 101	70,204
AAA	2,810		Wyandotte City Sch. Dist. Bldg. & Site, 4.00%, 5/01/11, FSA	No Opt. Call	2,880,503

					6,587,466

			Minnesota—1.8%
AAA	2,800		Hopkins Indpt. Sch. Dist. No. 270, GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,874,172
A+	2,180	[3]	So. Minnesota Mun. Pwr. Agcy., Ser. B, 5.75%, 1/01/11	ETM	2,195,674

					5,069,846

			Nevada—1.9%
			Dept. of Bus. & Ind. Las Vegas Monorail Proj.,
AAA	3,795		Zero Coupon, 1/01/11, AMBAC	No Opt. Call	3,091,824
AAA	2,870		Zero Coupon, 1/01/12, AMBAC	No Opt. Call	2,234,812

					5,326,636

			New Jersey—0.4%
AAA	1,000		Monmouth Cnty. Impvt. Auth. Gov’t. Loan, 3.375%, 12/01/10, FSA	No Opt. Call	1,001,140

			New Mexico—3.7%
			Fin. Auth. Pub. Proj., Ser. A,
AAA	1,433		3.40%, 6/01/11, MBIA	No Opt. Call	1,427,110
AAA	1,275		4.20%, 6/01/10, MBIA	No Opt. Call	1,321,869
AAA	3,020		4.30%, 6/01/11, MBIA	No Opt. Call	3,146,025
AAA	2,230	[3]	Hwy. Comm., Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,375,062
AAA	1,750		Las Cruces Sch. Dist. No. 002, GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,866,340

					10,136,406

			New York—6.2%
			Env. Fac. Corp., PCR, Ser. D,
AAA	1,010		6.70%, 5/15/09	01/05 @ 102	1,024,837
AAA	785		6.80%, 5/15/10	01/05 @ 102	796,618
AAA	8,950		Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	9,844,821
AAA	5,000		Thruway Auth. Personal Income Tax Rev., Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,389,300

					17,055,576

			Ohio—0.7%
AAA	1,000		Akron, GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,030,990
AAA	1,015		Univ. of Cincinnati, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,025,049

					2,056,039

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Oregon—3.9%
AAA	$ 1,000		Dept. of Admin. Svcs. Lottery Rev., Ser. C, 3.50%, 4/01/11, FSA	No Opt. Call	$ 1,003,470
AAA	1,995		Lane Cnty. Sch. Dist. No. 4, 3.75%, 1/01/11, FSA	No Opt. Call	2,030,092
			Washington & Clackamas Cntys. Sch. Dist., GO,
AAA	3,820		4.00%, 6/15/10, MBIA	No Opt. Call	3,936,930
AAA	3,720		4.00%, 6/15/11, MBIA	No Opt. Call	3,828,699

					10,799,191

			Pennsylvania—6.6%
AAA	2,430		Central York Sch. Dist., GO, 4.125%, 6/01/11, FGIC	No Opt. Call	2,516,071
AAA	2,725	[3]	Dauphin Cnty. Gen. Auth., HAPSCO-Western PA Hosp. Proj., Ser. B, 6.25%, 7/01/07, MBIA	ETM	2,853,865
AAA	7,500		Higher Edl. Facs. Auth. Univ. of PA Hlth. Svcs. Proj., Ser. A, 5.25%, 8/01/10, FSA	08/09 @ 101	8,022,675
AAA	2,100		Philadelphia Wtr. & Wst., 5.625%, 6/15/08, AMBAC	No Opt. Call	2,235,387
AAA	1,075		State Pub. Sch. Bldg. Auth. York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,146,391
AAA	1,250		Wilson Sch. Dist., GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,287,650

					18,062,039

			Rhode Island—2.0%
AAA	235		Clean Wtr. Protection Fin. Agcy., PCR, Ser. A, 6.70%, 10/01/10, MBIA	04/05 @ 100	239,256
AAA	5,000	[3]	Rhode Island St. & Providence Plantations, GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,196,950

					5,436,206

			Tennessee—0.8%
			Clarksville Wtr. Swr. & Gas,
AAA	1,005		4.45%, 2/01/10, FSA	No Opt. Call	1,051,572
AAA	1,100		4.65%, 2/01/11, FSA	No Opt. Call	1,164,724

					2,216,296

			Texas—15.9%
AAA	1,090		Addison, GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,082,839
			Bexar Met. Wtr. Dist. Wtr. Wks. Sys.,
AAA	1,085		3.70%, 5/01/10, FSA	No Opt. Call	1,101,416
AAA	1,090		3.80%, 5/01/11, FSA	No Opt. Call	1,107,505
AAA	2,000		Dallas Rapid Transit, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,085,360
			Harris Cnty., GO,
AAA	1,500		Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,606,425
AAA	330	[3]	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	300,924
AAA	2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	2,044,180
AAA	2,490		Houston Area Wtr. Corp. Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	No Opt. Call	2,614,102
AAA	10,440		Houston Wtr. & Swr. Sys., Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	8,663,843
			Houston, GO,
AAA	5,000		Ser. A, 5.00%, 3/01/11, MBIA	No Opt. Call	5,363,750
AAA	2,000		Ser. A1, 5.00%, 3/01/11, MBIA	No Opt. Call	2,145,500
AAA	5,550		Katy Indpt. Sch. Dist., GO, Ser. A, Zero Coupon, 2/15/11	No Opt. Call	4,533,351
AAA	4,000		Mun. Pwr. Agcy., 5.50%, 9/01/10, MBIA	No Opt. Call	4,387,840
AAA	2,245		Pub. Fin. Auth., 4.00%, 2/01/11, FGIC	No Opt. Call	2,301,192
AAA	1,250		Texas Tech Univ. Revs., Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,342,137
AAA	1,500		Univ. of Houston, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,539,825
AAA	1,630		Univ. Sys. Fin., 3.50%, 3/15/11, FSA	No Opt. Call	1,631,581

					43,851,770

			Utah—2.3%
AAA	3,470		Intermountain Pwr. Agcy. Sply., Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,726,537
AAA	3,175		Salt Lake Cnty. Wtr. Conservancy Dist., Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,628,805

					6,355,342

			Washington—13.2%
AAA	7,345		Benton Cnty. Sch. Dist. No. 17, GO, Kennewick Sch. Proj.,4.50%, 12/01/10, FSA	No Opt. Call	7,727,381
AAA	1,000		Chelan Cnty. Sch. Dist., GO, 4.50%, 12/01/10, FSA	No Opt. Call	1,052,060
AAA	3,000		Clark Cnty. Pub. Util. Dist. No. 1 Elec. Rev., 4.50%, 1/01/11, AMBAC	No Opt. Call	3,152,580
AAA	2,040		Clark Cnty. Sch. Dist. No. 114, GO, Evergreen Proj., 4.125%, 12/01/10, FSA	No Opt. Call	2,110,298
AAA	1,300		Pub. Pwr. Sply. Sys., Ser. B, Zero Coupon, 7/01/10, MBIA	No Opt. Call	1,090,648
AAA	9,160	[3]	Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	ETM	7,742,307
AAA	3,745		Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	No Opt. Call	3,141,905
AAA	1,010		Tacoma, GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,068,509

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Washington—(continued)
			Washington, GO,
AAA	$ 5,000	[4]	Ser. A, 5.50%, 7/01/09, MBIA	N/A	$ 5,411,100
AAA	1,505		Ser. R, 3.125%, 1/01/11, MBIA	No Opt. Call	1,483,102
AAA	2,280		Whatcom Cnty. Sch. Dist. No. 503, GO, 4.50%, 12/01/10, FSA	No Opt. Call	2,398,697

					36,378,587

			West Virginia—3.5%
			Econ. Dev. Auth. Correctional Juvenile & Pub., Ser. A,
AAA	4,420		4.50%, 6/01/11, MBIA	No Opt. Call	4,649,486
AAA	3,705		4.50%, 6/01/10, MBIA	No Opt. Call	3,888,731
AAA	1,170		Sch. Bldg. Auth., 4.00%, 7/01/11, AMBAC	No Opt. Call	1,201,356

					9,739,573

			Wisconsin—5.8%
AAA	1,045		Appleton Wtr. Wks., 4.375%, 1/01/11, FGIC	No Opt. Call	1,091,941
			Clean Wtr., Ser. 2, 4.00%,
AAA	4,640		4.00%, 6/01/10, MBIA	No Opt. Call	4,770,848
AAA	9,850		4.00%, 6/01/11, MBIA	No Opt. Call	10,110,533

					15,973,322

			Wyoming—2.2%
			Albany Cnty. Impvts. Statutory Trust, COP,
AAA	1,325		4.00%, 1/15/10, MBIA	No Opt. Call	1,362,206
AAA	1,450		4.00%, 7/15/10, MBIA	No Opt. Call	1,491,876
AAA	1,480		4.00%, 1/15/11, MBIA	No Opt. Call	1,520,345
AAA	1,510		4.00%, 7/15/11, MBIA	No Opt. Call	1,550,709

					5,925,136

			Total Long-Term Investments (cost $342,398,941)		360,145,368

			SHORT-TERM INVESTMENTS—30.3%
			California—1.1%
A-1+	3,000	[5]	Infrastructure & Econ. Dev. Bank, 2.71%, 10/05/05, AMBAC, FRWD	N/A	3,000,000

			District of Columbia—0.7%
SP-1+	2,000	[5]	District of Columbia, 2.73%, 10/05/05, FSA, FRWD	N/A	2,000,000

			Idaho—1.1%
A-1+	3,100	[5]	Hlth. Facs. Auth. Rev., 2.31%, 10/03/05, FSA, FRDD	N/A	3,100,000

			Illinois—1.8%
A-1+	2,000	[5]	Chicago Met. Wtr. Reclam. Dist., 2.75%, 10/05/05, FRWD	N/A	2,000,000
SP-1+	3,000	[5]	St. Toll Hwy. Auth., 2.73%, 10/05/05, MBIA, FRWD	N/A	3,000,000

					5,000,000

			Kentucky—0.2%
NR	600	[5]	Breckinridge Cnty. Lease Rev., 2.61%, 10/05/05, FRWD	N/A	600,000

			Louisiana—1.1%
A-1+	3,000	[5]	East Baton Rouge Parish Poll. Ctrl. Rev., Exxon Proj., 2.79%, 10/03/05, FRDD	N/A	3,000,000

			Maryland—1.7%
A-1+	4,630	[5]	Hlth. & Higher Edl. Fac. Auth., 2.74%, 10/06/05, FRWD	N/A	4,630,000

			Massachusetts—7.3%
			Hlth. & Edl. Fac. Auth. Rev., Harvard Univ. Proj.,
A-1+	5,000	[5]	Ser. BB, 2.61%, 10/06/05, FRWD	N/A	5,000,000
A-1+	13,250	[5]	Ser. GG-1, 2.61%, 10/06/05, FRWD	N/A	13,250,000
A-1+	1,800	[5]	Ser. R, 2.61%, 10/06/05, FRWD	N/A	1,800,000

					20,050,000

			New Jersey—1.3%
A-1+	3,475	[5]	New Jersey Sports & Exposition Auth., Ser. B 2, 2.64%, 10/03/05, MBIA, FRWD	N/A	3,475,000

			North Carolina—2.5%
A-1+	7,000	[5]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. Rev., 2.75%, 10/06/05, XLCA, FRWD	N/A	7,000,000

			Ohio—6.9%
VMIG1	10,000	[5]	Columbus Regl. Arpt. Auth., Ser. A, 2.77%, 10/06/05, FRWD	N/A	10,000,000
VMIG1	9,000	[5]	Hamilton Cnty. Hosp. Facs., Ser. A, 2.75%, 10/05/05, FRWD	N/A	9,000,000

					19,000,000

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—(continued)
			Pennsylvania—0.9%
A-1+	$1,500	[5]	Emmaus Gen. Auth., 2.75%, 10/05/05, FSA, FRWD	$ 1,500,000
NR	1,145	[5]	Higher Ed. Facs. Auth. St. Sys. Higher Ed. Proj., Ser. A, 2.76%, 10/06/05, MBIA, FRWD	1,145,000

				2,645,000

			Puerto Rico—0.4%
A-1	1,000	[5]	Gov’t. Dev. Bank, 2.48%, 10/12/05, MBIA, FRWD	1,000,000

			Tennesee—2.5%
VMIG1	6,860	[5]	Clarksville Pub. Bldg. Auth. Pooled Fin. Mun. Bond Fund, 2.82%, 10/03/05, FRDD	6,860,000

			Texas—0.4%
A-1+	1,180	[5]	Wtr. Dev. Board, 2.82%, 10/03/05, FRDD	1,180,000

	Shares
	(000)

			Money Market Fund—0.4%
	1,100		AIM Tax Free Investment Co. Cash Reserve Portfolio	1,100,000

			Total Short-Term Investments (cost $83,640,000)	83,640,000

			Total Investments—160.9% (cost $426,038,9416)	$ 443,785,368
			Other assets in excess of liabilities—0.9%	2,394,182
			Preferred shares at redemption value, including dividends payable—(61.8)%	(170,448,348)

			Net Assets Applicable to Common Shareholders—100%	$ 275,731,202

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This security is collateralized by U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2005.
[6]	Cost for Federal tax purposes is $425,773,528. The net unrealized appreciation on a tax basis is $18,011,840, consisting of $18,087,514 gross unrealized appreciation and $75,674 unrealized depreciation.

	The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 82.2% of the Trust’s managed assets. The Trust has the following insurance concentrations:

	AMBAC	–	13.7%
	FGIC	–	17.1%
	FSA	–	18.0%
	MBIA	–	31.8%
	XLCA	–	1.6%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Insured Municipal Term Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005